Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Entity Central Index Key	dei_EntityCentralIndexKey	0001547576
KraneShares Emerging Markets Consumer Technology Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares Emerging Markets Consumer Technology Index ETF
Supplement [Text Block]	ck0001547576_SupplementTextBlock

KRANESHARES TRUST

KraneShares Emerging Markets Consumer Technology Index ETF (the “Fund”)

Supplement dated September 25, 2017 to the currently effective Summary Prospectus and

Statutory Prospectus, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus and Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) listed above and should be read in conjunction with the Prospectuses.

The methodology for the Fund’s underlying index, the Solactive Emerging Market Consumer Technology Index, has changed. Accordingly, the following changes apply to the Prospectuses:

·	In the Fund Summary portion of the Prospectuses, the first, second, sixth and eighth paragraphs included under the “Principal Investment Strategies of the Fund” heading are deleted in their entirety and replaced with the following, respectively:

Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Underlying Index, depositary receipts, including American depositary receipts (“ADRs”), representing such components and securities underlying depositary receipts in the Underlying Index. The Underlying Index is composed of the equity securities of the 50 companies with the largest market capitalization that are headquartered in selected emerging market and frontier countries and focuses on issuers engaged in the consumer or technology sectors. Issuers eligible for inclusion in the Underlying Index must be classified under the FactSet Revere Business Industry Classification system as engaged in one or more industries identified by Solactive AG (“Index Provider”) as being consumer technology oriented. The Underlying Index components will be ranked according to their market capitalization. The components are then divided into three groups and will receive the following weights based on their market capitalization rankings from largest to smallest:

Rank	Weight
1 to 10	3.5%
11 to 30	2.5%
31 to 50	0.75%

Issuers from the following countries are eligible for inclusion in the Underlying Index: Argentina, Brazil, Chile, China, Colombia, Cyprus, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Mexico, Malaysia, Peru, the Philippines, Poland, Puerto Rico, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates. The Underlying Index excludes stocks whose primary listing exchange is the Shanghai or the Shenzhen Stock Exchange or that are primarily traded over the counter.

As of September 14, 2017, the Underlying Index included 50 securities of companies with a market capitalization range of $962 million to $454 billion and an average market capitalization of $28 billion. The Underlying Index is rebalanced annually. In addition, the Underlying Index may be adjusted quarterly to account for initial public offerings. The Index Provider is independent of the Fund and Krane.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of September 14, 2017, issuers in the information technology sector (64.5%) and consumer discretionary sector (29.8%) represented significant portions of the Underlying Index.

·	In the “Principal Risks” section of the Fund Summary portion of the Prospectuses, the following sub-sections are added immediately under “Concentration Risk”:

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Information Technology Sector Risk. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from competitors with lower production costs. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Supplement Closing [Text Block]	ck0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.